Subsequent events - Additional Information (Detail) - Entering into significant commitments or contingent liabilities € in Thousands	Mar. 31, 2023 EUR (€)
Bank Account
Disclosure of non-adjusting events after reporting period [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 4,776
Trade and other receivables
Disclosure of non-adjusting events after reporting period [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 18,782